INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,770	$ 7,575
Short-term bank deposits	9,385	9,663
Trade receivables (net of allowance for credit losses of $342 and $301 on June 30, 2025 and December 31, 2024, respectively)	14,480	11,786
Inventories	12,874	9,488
Other accounts receivable and prepaid expenses	404	602
Total current assets	38,913	39,114
LONG-TERM ASSETS:
Severance pay fund	61	56
Deferred tax asset, net	334	496
Operating lease right-of-use assets	6,409	5,911
Property and equipment, net	18,703	14,578
Total long-term assets	25,507	21,041
Total assets	64,420	60,155
CURRENT LIABILITIES:
Trade payables	7,197	7,367
Other accounts payable and accrued expenses	5,527	5,136
Short-term operating lease liabilities	1,047	827
Total current liabilities	13,771	13,330
LONG-TERM LIABILITIES:
Accrued severance pay	525	443
Long-term operating lease liabilities	5,477	5,190
Total long-term liabilities	6,002	5,633
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 3.0 par value - Authorized: 10,000,000 shares on June 30, 2025 and December 31, 2024; Issued and outstanding: 6,715,624 shares on June 30, 2025 and 6,714,040 shares at December 31, 2024	6,012	6,011
Additional paid-in capital	32,634	32,627
Foreign currency translation adjustments	3,750	664
Capital reserves	2,777	2,507
Accumulated deficit	(526)	(617)
Total shareholders' equity	44,647	41,192
Total liabilities and shareholders' equity	$ 64,420	$ 60,155